Note 10 - Additional Information on Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of depreciation and amortisation expense [text block]
	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2017	2016	2015	2017	2016	2015

Cost of sales	2,364.7	2,283.3	2,053.2	6.2	4.3	3.2
Distribution expenses	197.6	200.9	177.9	-	-	-
Sales and marketing expenses	532.2	538.0	431.5	142.3	222.9	162.5
Administrative expenses	231.1	182.5	165.8	142.0	95.8	81.5
	3,325.6	3,204.7	2,828.4	290.5	323.0	247.2